Material Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material Accounting Policies [Line Items]
Operating cycle year	1 year
Potential dilution of investor stock options	10,910	218	44
Patents [Member]
Material Accounting Policies [Line Items]
Patents useful life period	10 years